Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

	December 31, 2015	December 31, 2014
Accounts receivable	$14,202	$18,273
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$14,202	$18,273